Long-Term Debt - Face Value to Carrying Value Reconciliation (Details) - USD ($)	Dec. 31, 2016	Feb. 17, 2016	Dec. 31, 2015	Jul. 03, 2013	Aug. 19, 2010
Debt Instrument [Line Items]
Principal amount	$ 280,295,000		$ 350,000,000
Unamortized deferred finance costs			(1,400,000)
Senior Notes | 10% Senior Unsecured Notes Due 2017
Debt Instrument [Line Items]
Principal amount	22,650,000		350,000,000	$ 200,000,000	$ 150,000,000
Unamortized deferred finance costs	(82,000)		(2,992,000)
Excess (shortfall) Carrying Value	0		0
Long-term debt	22,568,000	$ 135,600,000	347,008,000
Senior Notes | 10% Senior Secured Notes due 2021
Debt Instrument [Line Items]
Principal amount	14,177,000		0
Unamortized deferred finance costs	(108,000)		0
Excess (shortfall) Carrying Value	1,159,000		0
Long-term debt	15,228,000		0
Payment in Kind (PIK) Note | 10% Senior Secured PIK Notes due 2021
Debt Instrument [Line Items]
Principal amount	243,468,000		0
Unamortized deferred finance costs	0		0
Excess (shortfall) Carrying Value	(590,000)		0
Accrued PIK Interest	5,722,000		0
Long-term debt	248,600,000		0
Term Loan | Line of Credit
Debt Instrument [Line Items]
Principal amount	10,000,000		0
Unamortized deferred finance costs	(2,751,000)		0
Excess (shortfall) Carrying Value	0		0
Long-term debt	$ 7,249,000		$ 0